UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03386)

Exact name of registrant as specified in charter:	Putnam Global Health Care Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2015

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments:

Putnam Global Health Care Fund

The fund's portfolio
5/31/15 (Unaudited)

COMMON STOCKS (98.8%)(a)
			Shares	Value

Biotechnology (29.2%)

Adaptimmune Therapeutics PLC ADR (United Kingdom)(NON)(S)			46,385	$715,721

Alkermes PLC(NON)			29,100	1,778,010

AMAG Pharmaceuticals, Inc.(NON)(S)			77,140	5,367,401

Amgen, Inc.			119,335	18,647,287

Amicus Therapeutics, Inc.(NON)			655,772	8,072,553

Anacor Pharmaceuticals, Inc.(NON)			72,800	5,184,816

Applied Genetic Technologies Corp.(NON)(S)			302,159	6,058,288

Aquinox Pharmaceuticals, Inc. (Canada)(NON)			103,607	818,495

Ascendis Pharma A/S ADR (Denmark)(NON)(S)			15,709	261,555

Bellicum Pharmaceuticals, Inc.(NON)(S)			22,759	563,058

BioCryst Pharmaceuticals, Inc.(NON)			179,500	2,012,195

Biogen, Inc.(NON)			100,400	39,857,796

BioMarin Pharmaceutical, Inc.(NON)			223,000	28,002,110

Blueprint Medicines Corp.(NON)			89,500	2,567,755

Celgene Corp.(NON)			815,300	93,302,932

Cellectis SA ADR (France)(NON)(S)			36,062	1,547,060

ChemoCentryx, Inc.(NON)(S)			180,888	1,568,299

Chimerix, Inc.(NON)			90,251	3,777,004

Cidara Therapeutics, Inc.(NON)			90,120	1,413,983

Circassia Pharmaceuticals PLC (Rights) (United Kingdom)(F)(NON)			122,471	—

Circassia Pharmaceuticals PLC (United Kingdom)(NON)			242,993	1,060,320

Conatus Pharmaceuticals, Inc.(NON)(S)			171,528	934,828

Concert Pharmaceuticals, Inc.(NON)(S)			146,831	2,347,828

FivePrime Therapeutics, Inc.(NON)			401,997	10,307,203

Gilead Sciences, Inc.(NON)			1,032,800	115,952,456

Grifols SA ADR (Spain)			246,500	7,838,700

Immune Design Corp.(NON)(S)			206,302	4,503,573

Inovio Pharmaceuticals, Inc.(NON)(S)			146,000	1,227,860

Insmed, Inc.(NON)			216,900	4,758,786

Intrexon Corp.(NON)(S)			23,771	1,001,235

Keryx Biopharmaceuticals, Inc.(NON)(S)			288,100	2,996,240

Kindred Biosciences, Inc.(NON)(S)			135,406	873,369

Kite Pharma, Inc.(NON)(S)			42,000	2,316,300

MacroCure, Ltd. (Israel)(NON)(S)			224,171	2,577,967

Medivation, Inc.(NON)			88,900	11,739,245

Merrimack Pharmaceuticals, Inc.(NON)(S)			520,434	6,141,121

Neuralstem, Inc.(NON)(S)			491,038	756,199

OncoGenex Pharmaceutical, Inc.(NON)			45,200	95,824

Portola Pharmaceuticals, Inc.(NON)			180,369	7,543,032

PTC Therapeutics, Inc.(NON)			198,149	11,510,475

Puma Biotechnology, Inc.(NON)			33,936	6,632,791

Receptos, Inc.(NON)			190,556	31,420,779

Retrophin, Inc.(NON)			837,019	26,483,281

TESARO, Inc.(NON)(S)			268,599	15,782,877

Tokai Pharmaceuticals, Inc.(NON)(S)			61,000	693,570

Trevena, Inc.(NON)			450,443	3,135,083

Trillium Therapeutics, Inc. (Canada)(NON)			90,132	1,997,325

Ultragenyx Pharmaceutical, Inc.(NON)			58,406	5,081,322

uniQure BV (Netherlands)(NON)			266,683	7,664,469

Verastem, Inc.(NON)(S)			355,447	3,074,617

Vertex Pharmaceuticals, Inc.(NON)			164,700	21,129,363

Vitae Pharmaceuticals, Inc.(NON)			126,353	1,549,088

				542,643,444
Food and staples retail (2.4%)

CVS Health Corp.			416,600	42,651,508

Diplomat Pharmacy, Inc.(NON)			60,852	2,351,930

				45,003,438
Health-care equipment and supplies (6.4%)

Antares Pharma, Inc.(NON)			650,400	1,378,848

Baxter International, Inc.			174,400	11,616,784

Boston Scientific Corp.(NON)			713,000	13,026,510

C.R. Bard, Inc.			95,600	16,282,592

Cooper Cos., Inc. (The)			19,700	3,580,869

Innocoll AG ADR (Ireland)(NON)			316,155	3,689,529

Medtronic PLC			440,800	33,641,856

OraSure Technologies, Inc.(NON)			200,000	1,238,000

Sientra, Inc.(NON)			66,817	1,505,387

Stryker Corp.			116,400	11,189,532

Unilife Corp.(NON)(S)			557,524	1,368,721

Zimmer Biomet Holdings, Inc.			153,100	17,467,179

Zosano Pharma Corp.(NON)			361,038	3,140,128

				119,125,935
Health-care providers and services (9.8%)

Aetna, Inc.			259,100	30,566,027

AmerisourceBergen Corp.			156,100	17,570,616

Anthem, Inc.			76,200	12,790,170

China Pioneer Pharma Holdings, Ltd. (China)			2,017,000	1,457,640

Cigna Corp.			228,700	32,207,821

Express Scripts Holding Co.(NON)			428,464	37,336,353

Fresenius Medical Care AG & Co., KGaA (Germany)			70,936	6,059,763

HCA Holdings, Inc.(NON)			114,000	9,328,620

LifePoint Health, Inc.(NON)			25,900	1,950,011

Omnicare, Inc.			60,000	5,717,400

Sinopharm Group Co. (China)			310,800	1,482,688

UnitedHealth Group, Inc.			182,600	21,950,346

Universal Health Services, Inc. Class B			28,600	3,705,988

				182,123,443
Health-care technology (0.1%)

HTG Molecular Diagnostics, Inc.(NON)			84,092	1,200,834

				1,200,834
Life sciences tools and services (1.8%)

Agilent Technologies, Inc.			239,000	9,844,410

Morphosys AG (Germany)(NON)			8,476	622,226

Quintiles Transnational Corp.(NON)			14,917	1,039,864

Thermo Fisher Scientific, Inc.			170,500	22,101,915

				33,608,415
Machinery (0.3%)

Pall Corp.			36,000	4,479,840

				4,479,840
Personal products (0.1%)

Synutra International, Inc.(NON)			350,824	2,336,488

				2,336,488
Pharmaceuticals (48.7%)

AbbVie, Inc.			957,800	63,779,902

Achaogen, Inc.(NON)(S)			111,627	660,832

Actavis PLC(NON)			425,546	130,561,768

Aerie Pharmaceuticals, Inc.(NON)			288,936	3,215,858

Aspen Pharmacare Holdings, Ltd. (South Africa)			230,928	6,946,237

Assembly Biosciences, Inc.(NON)			333,669	5,558,926

Astellas Pharma, Inc. (Japan)			1,689,700	24,521,002

AstraZeneca PLC (United Kingdom)			690,259	46,129,518

Bayer AG (Germany)			193,827	27,493,478

Bristol-Myers Squibb Co.			1,022,800	66,072,880

Carbylan Therapeutics, Inc.(NON)			540,676	4,049,663

Cempra, Inc.(NON)			271,257	9,957,844

Corium International, Inc.(NON)			292,706	4,127,155

Eli Lilly & Co.			575,000	45,367,500

Endo International PLC(NON)			162,316	13,595,584

Flex Pharma, Inc.(NON)(S)			15,541	277,407

GlaxoSmithKline PLC (United Kingdom)			892,498	19,827,105

Glenmark Pharmaceuticals, Ltd. (India)			298,302	4,097,014

Hua Han Bio-Pharmaceutical Holdings, Ltd. (Rights) (China)(F)			3,146,400	158,260

Hua Han Bio-Pharmaceutical Holdings, Ltd. (China)			6,292,800	1,371,169

Jazz Pharmaceuticals PLC(NON)			20,600	3,694,610

Johnson & Johnson			439,300	43,991,502

Marinus Pharmaceuticals, Inc.(NON)			271,007	2,197,867

Medicines Co. (The)(NON)			177,800	5,042,408

Merck & Co., Inc.			794,400	48,371,016

Mylan NV(NON)			484,500	35,189,235

Novartis AG (Switzerland)			401,368	41,210,844

Perrigo Co. PLC			187,700	35,719,310

Pfizer, Inc.			991,940	34,469,915

Roche Holding AG-Genusschein (Switzerland)			95,913	28,186,594

Sanofi (France)			608,746	59,604,421

Shionogi & Co., Ltd. (Japan)			309,900	10,897,713

Shire PLC (United Kingdom)			326,769	28,143,091

Sihuan Pharmaceutical Holdings Group, Ltd. (China)(F)			3,856,000	2,193,155

Tetraphase Pharmaceuticals, Inc.(NON)			67,621	2,899,588

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			293,665	17,649,267

UCB SA (Belgium)			83,204	5,949,031

Zoetis, Inc.			374,856	18,656,583

ZS Pharma, Inc.(NON)			19,435	1,136,948

				902,972,200

Total common stocks (cost $1,017,328,784)				$1,833,494,037

U.S. TREASURY OBLIGATIONS (0.0%)(a)
			Principal amount	Value

U.S. Treasury Notes 1.000%, May 31, 2018(i)			$221,000	$222,425

Total U.S. treasury Obligations (cost $222,425)				$222,425

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Neuralstem, Inc. Ser. J (acquired 1/14/14, cost $0.25)(F)(RES)	1/3/19	$3.64	245,519	$—

Total warrants (cost $—)				$—

SHORT-TERM INVESTMENTS (2.8%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.23%(d)		Shares	30,801,575	$30,801,575

Putnam Short Term Investment Fund 0.07%(AFF)		Shares	20,402,027	20,402,027

SSgA Prime Money Market Fund Class N 0.03%(P)		Shares	50,000	50,000

U.S. Treasury Bills 0.01%, August 20, 2015(SEGSF)			$1,385,000	1,384,970

U.S. Treasury Bills 0.02%, August 27, 2015(SEGSF)			200,000	199,995

Total short-term investments (cost $52,838,554)				$52,838,567

TOTAL INVESTMENTS

Total investments (cost $1,070,389,763)(b)				$1,886,555,029

FORWARD CURRENCY CONTRACTS at 5/31/15 (aggregate face value $77,172,904) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	6/17/15	$26,359,475	$26,977,166	$(617,691)
Citibank, N.A.
	Danish Krone	Buy	6/17/15	12,280,762	12,577,980	(297,218)
Credit Suisse International
	Japanese Yen	Buy	8/19/15	12,348,622	12,780,622	(432,000)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/15/15	12,222,242	12,144,312	77,930
JPMorgan Chase Bank N.A.
	Swiss Franc	Buy	6/17/15	12,875,308	12,692,824	182,484

Total						$(1,086,495)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2014 through May 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,856,027,287.
(b)	The aggregate identified cost on a tax basis is $1,070,509,939, resulting in gross unrealized appreciation and depreciation of $832,686,977 and $16,641,887, respectively, or net unrealized appreciation of $816,045,090.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $0, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$3,544,710	$231,006,545	$214,149,228	$14,792	$20,402,027
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $30,801,575, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $29,973,478.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,582,703 to cover certain derivative contracts.
	DIVERSIFICATION BY COUNTRY⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	80.5%
	United Kingdom	5.2
	Switzerland	3.7
	France	3.3
	Japan	1.9
	Germany	1.8
	Israel	1.1
	Other	2.5

	Total	100.0%
	⌂Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,346,909 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,545,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer staples	47,339,926	—	—
Health care	1,735,495,630	46,178,641	—
Industrials	4,479,840	—	—
Total common stocks	1,787,315,396	46,178,641	—
U.S. treasury obligations	$—	$222,425	$—
Warrants	—	—	—
Short-term investments	20,452,027	32,386,540	—

Totals by level	$1,807,767,423	$78,787,606	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,086,495)	$—

Totals by level	$—	$(1,086,495)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$260,414	$1,346,909

Total	$260,414	$1,346,909

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$79,800,000
Warrants (number of warrants)		250,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Citibank, N.A.	Credit Suisse International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Total

	Assets:
	Forward currency contracts#	—	—	—	77,930	182,484	260,414

	Total Assets	$—	$—	$—	$77,930	$182,484	$260,414

	Liabilities:
	Forward currency contracts#	617,691	297,218	432,000	—	—	1,346,909

	Total Liabilities	$617,691	$297,218	$432,000	$—	$—	$1,346,909

	Total Financial and Derivative Net Assets	$(617,691)	$(297,218)	$(432,000)	$77,930	$182,484	$(1,086,495)
	Total collateral received (pledged)##†	$(617,691)	$(297,218)	$(330,000)	$77,930	$50,000
	Net amount	$—	$—	$(102,000)	$—	$132,484

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Health Care Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 29, 2015